Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Results of operations from producing activities	¥ 47,975	¥ 7,692	¥ 41,757
Mainland China [member]
Revenue
Results of operations from producing activities	42,373	2,432	45,101
Other countries [member]
Revenue
Results of operations from producing activities	5,602	5,260	(3,344)
Consolidated entities [member]
Revenue
Sales to third parties	78,918	65,707	77,963
Inter-segment sales	310,418	247,989	297,352
Revenue	389,336	313,696	375,315
Production costs excluding taxes	(120,012)	(118,210)	(124,025)
Exploration expenses	(23,884)	(18,576)	(18,380)
Depreciation, depletion and amortization	(154,139)	(142,241)	(135,319)
Taxes other than income taxes	(24,158)	(19,189)	(28,777)
Accretion expense	(5,453)	(5,126)	(5,950)
Income taxes	(15,765)	(3,311)	(16,919)
Results of operations from producing activities	45,925	7,043	45,945
Consolidated entities [member] | Mainland China [member]
Revenue
Sales to third parties	39,588	32,674	41,980
Inter-segment sales	305,336	245,091	292,656
Revenue	344,924	277,765	334,636
Production costs excluding taxes	(112,182)	(110,977)	(114,848)
Exploration expenses	(16,732)	(17,952)	(17,045)
Depreciation, depletion and amortization	(135,703)	(123,268)	(112,566)
Taxes other than income taxes	(20,624)	(16,056)	(23,727)
Accretion expense	(5,212)	(4,930)	(5,720)
Income taxes	(12,098)	(2,150)	(15,629)
Results of operations from producing activities	42,373	2,432	45,101
Consolidated entities [member] | Other countries [member]
Revenue
Sales to third parties	39,330	33,033	35,983
Inter-segment sales	5,082	2,898	4,696
Revenue	44,412	35,931	40,679
Production costs excluding taxes	(7,830)	(7,233)	(9,177)
Exploration expenses	(7,152)	(624)	(1,335)
Depreciation, depletion and amortization	(18,436)	(18,973)	(22,753)
Taxes other than income taxes	(3,534)	(3,133)	(5,050)
Accretion expense	(241)	(196)	(230)
Income taxes	(3,667)	(1,161)	(1,290)
Results of operations from producing activities	3,552	4,611	844
Equity method investments [member]
Revenue
Results of operations from producing activities	2,050	649	(4,188)
Equity method investments [member] | Other countries [member]
Revenue
Results of operations from producing activities	¥ 2,050	¥ 649	¥ (4,188)